ANNUAL REPORT
                                 MAY 31, 1999

Mercury
International                  [GRAPHIC OMITTED]
Fund

     OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                              --------------------
                                  M E R C U R Y
                                ASSET MANAGEMENT
                              --------------------

MERCURY MASTER
INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
================================================================================

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of May 31, 1999):

Materials                           4.7%
Capital Equipment                  13.5%
Energy                             10.0%
Cash Equivalent                     5.8%
Finance                            19.4%
Services                           27.1%
Consumer Goods                     19.5%


GEOGRAPHIC ASSET MIX
================================================================================

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of May 31, 1999):

Japan                              17.5%
Pacific Basin/Asia
(Ex Japan & Australia)              4.4%
Cash Equivalent                     5.8%
Europe                             68.0%
Latin America                       1.1%
Australia                           3.2%


                         May 31, 1999  2  Mercury International Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide this first annual report for Mercury International Fund. Since the Fund's inception (October 30, 1998) through May 31, 1999, international stock markets initially staged a strong rally but, more recently, have given back some of those gains. The difficult and uncertain environment into which the Fund was launched led us to take a cautious approach toward investing, particularly during November and December 1998. In fact, we were deliberately defensive in terms of stock selection given uncertain global events including the Russian debt crisis, the Latin American currency devaluations and the unexpected, aggressive manner in which the US Federal Reserve Board cut interest rates.

Throughout the Fund's short history, we have made the majority of Mercury Master International Portfolio's investments in European equities. (For an explanation of how the Fund invests, see the back cover of this report to shareholders.) We continue to believe that Europe will provide investors with very attractive opportunities over the next decade. The benefits of monetary union, the growing "equity culture" and the increasing emphasis on both corporate restructuring and shareholder value are likely to underpin equity valuations for some time, in our view. In fact, we believe that these themes will drive European stock markets higher over the medium term as Europe is several years behind the United States in establishing these trends.

Since inception (October 30, 1998) through May 31, 1999, Mercury International Fund's Class I, Class A, Class B and Class C Shares had total returns of +4.20%, +4.00%, +3.60% and +3.60%, respectively. This compares with the total return of +9.34% for the benchmark unmanaged Morgan Stanley Capital International Europe, Asia and Far East (MSCI EAFE) Index for the same period. Stock selection contributed positively to returns relative to the MSCI EAFE Index. However, asset allocation contributed negatively to performance. Our underweight position in Japanese equities relative to the benchmark was detrimental to performance. While we continue to underweight Japan relative to the Index, we recently raised our exposure as the environment there becomes gradually more favorable for corporate restructuring.

Portfolio Activity

During the quarter ended May 31, 1999, our European equities heavily emphasized sectors with relatively defensive earnings streams and companies with strong franchises and superior profit profiles. Given the current demographics in Europe, we favor the healthcare sector, and the Portfolio holds positions in Glaxo Wellcome PLC, Novartis AG, SmithKline Beecham PLC and Roche Holding AG.

The attractive secular long-term growth prospects of the European telecommunications industry, given the growing penetration of cellular use, led us to invest in companies such as Vodafone Group PLC, Mannesmann AG and Swisscom AG. Furthermore, the prospects for greater data transmission led to our investments in Cable & Wireless PLC


                         May 31, 1999  3  Mercury International Fund
and Telecom Italia SpA. Similarly, the technology sector is well represented by our positions in Nokia Oyj, Telefonaktiebolaget LM Ericsson, Koninklijke (Royal) Philips Electronics NV and SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), given the increasing application of cellular and other information systems.

The prospect for further corporate activity within the European financials sector led us to maintain our positions in Credit Suisse Group, Axa and Allianz AG. We also favored companies with an emphasis on restructuring and an increased focus on shareholder value such as Vivendi, Nestle SA, Siemens AG and Koninklijke Numico NV.

More recently, European stock markets continued to be supported by corporate activity. Over the past three months, we witnessed the strong merger and acquisition activity. We continue to believe that this intense corporate activity within Europe can only increase as companies position themselves to take advantage of the "Eurozone."

Initially, the Portfolio had only a 10% weighting in Japanese equities. Our caution toward this market was based on our belief that the economic situation in Japan would worsen and the yen was likely to weaken, undermining any potential returns to US dollar-based investors. However, we have become less negative on the Japanese equity market as the environment there gradually becomes more favorable for corporate restructuring. Although we remain skeptical about expectations for a strong near-term economic recovery, we increased our exposure to Japanese equities toward a more neutral position relative to the Fund's benchmark.

Major purchases in Japan included Toyota Motor Corporation, Japan's largest vehicle manufacturer, which is well placed to benefit from the nascent recovery in Asian economies, and which has demonstrated its commitment to enhancing efficiency. We also bought Murata Manufacturing Co., Ltd., an electronic components company. We added to our position in Nippon Telegraph and Telephone Corporation (NTT), the domestic national telecommunications company.

Investment Outlook

The recent rally in Japanese equities indicates that the consensus view of the Japanese economy has become less negative. This could increase market sensitivity to negative economic data and provide for us an opportunity to raise exposure further into bouts of market weakness. News on corporate and macroeconomic reform is likely to continue to be surprising in its scope and in its breadth. However, investors may be disappointed with developments in the real estate market since the clearing house for the banks' bad loan collateral appears reluctant to release liquidity into the sector. We anticipate that the widespread adoption of cost-cutting measures to improve profitability throughout corporate Japan, though deflationary for the broad economy, would offer attractive opportunities for investors as the culture of shareholder value becomes more widely accepted.


                         May 31, 1999  4  Mercury International Fund

As we became less negative regarding the outlook for Japan, we also became less negative regarding Asia as a whole. Although Asia currently represents a very small part of the overall portfolio, we are reviewing investment opportunities throughout the region should the economic environment continue to improve.

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek               /s/ Charles Prideaux

Jeffrey Peek                   Charles Prideaux
President                      Portfolio Manager

July 15, 1999


                         May 31, 1999  5  Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                         May 31, 1999  6  Mercury International Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                         May 31, 1999  7  Mercury International Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the MSCI EAFE. Beginning and ending values are:

                                      10/30/98**        5/99
Mercury International Fund+--
Class I Shares*                        $ 9,475        $ 9,873
Mercury International Growth Fund+--
Class A Shares*                        $ 9,475        $ 9,854
Mercury International Growth Fund+--
Class B Shares*                        $10,000        $ 9,960
Mercury International Growth Fund+--
Class C Shares*                        $10,000        $10,260
MSCI EAFE++                            $10,000        $10,934

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Mercury Master International Portfolio. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East.
      Past performance is not predictive of future performance.


                         May 31, 1999  8  Mercury International Fund

PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================

                                                   % Return       % Return
                                                 Without Sales   With Sales
Class I Shares*                                      Charge        Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                      +6.80%         +1.19%
--------------------------------------------------------------------------------
*    Maximum sales charge is 5.25%.
**   Assuming maximum sales charge.

                                                    % Return       % Return
                                                 Without Sales    With Sales
Class A Shares*                                      Charge        Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                      +6.70%         +1.10%
--------------------------------------------------------------------------------
*    Maximum sales charge is 5.25%.
**   Assuming maximum sales charge.

                                                   % Return        % Return
                                                    Without          With
Class B Shares*                                       CDSC          CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                      +6.30%         +2.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**   Assuming payment of applicable contingent deferred sales charge.

                                                   % Return        % Return
                                                    Without          With
Class C Shares*                                       CDSC          CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                      +6.30%         +5.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**   Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                                    3 Month    Since Inception
                                                 Total Return    Total Return
--------------------------------------------------------------------------------
Class I                                              +0.97%         +4.20%
--------------------------------------------------------------------------------
Class A                                              +0.87          +4.00
--------------------------------------------------------------------------------
Class B                                              +0.78          +3.60
--------------------------------------------------------------------------------
Class C                                              +0.78          +3.60
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                         May 31, 1999  9  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================
Assets:

Investment in Mercury Master International Portfolio,
 at value (identified cost--$339,131,307) (Note 1a)                 $345,374,015
Prepaid registration fees and other assets (Note 1d)                      56,964
                                                                    ------------
Total assets                                                         345,430,979
                                                                    ------------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor (Note 2)                                          208,033
Payable to administrator (Note 2)                                         67,426
Accrued expenses and other liabilities                                   343,973
                                                                    ------------
Total liabilities                                                        619,432
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                          $344,811,547
                                                                    ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                  $        326
Class A Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                           571
Class B Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                         1,375
Class C Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                         1,053
Paid-in capital in excess of par                                     336,497,203
Undistributed investment income--net                                     368,841
Undistributed realized capital gains on investments and foreign
 currency transactions from the Portfolio--net                         1,699,470
Unrealized appreciation on investments and foreign currency
 transactions from the Portfolio--net                                  6,242,708
                                                                    ------------
Net assets                                                          $344,811,547
                                                                    ============
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $33,958,106 and 3,259,636
 shares outstanding                                                 $      10.42
                                                                    ============

Class A--Based on net assets of $59,372,999 and 5,707,741
 shares outstanding                                                 $      10.40
                                                                    ============

Class B--Based on net assets of $142,434,114 and 13,753,721
 shares outstanding                                                 $      10.36
                                                                    ============

Class C--Based on net assets of $109,046,328 and 10,529,745
 shares outstanding                                                 $      10.36
                                                                    ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                         May 31, 1999  10  Mercury International Fund

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================
Investment Income (Notes 1b & 1c):

Investment income allocated from the Portfolio (net of $480,131 foreign
 withholding tax)                                                                         $  4,736,897
Expenses allocated from the Portfolio                                                       (1,654,497)
                                                                                          ------------
Net investment income from the Portfolio                                                     3,082,400
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B (Note 2)               $    743,103
Account maintenance and distribution fees--Class C (Note 2)                    555,682
Administration fee (Note 2)                                                    437,055
Registration fees (Note 1d)                                                    156,108
Printing and shareholder reports                                               152,477
Transfer agent fees--Class B (Note 2)                                           99,764
Offering costs                                                                  94,100
Transfer agent fees--Class C (Note 2)                                           75,033
Account maintenance fees--Class A (Note 2)                                      72,826
Transfer agent fees--Class A (Note 2)                                           33,343
Transfer agent fees--Class I (Note 2)                                           18,060
Accounting services (Note 2)                                                     1,612
Other                                                                            2,814
                                                                          ------------
Total expenses                                                                               2,441,977
                                                                                          ------------
Investment income--net                                                                         640,423
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
 Investments--net                                                            1,699,470
 Foreign currency transactions--net                                           (380,682)      1,318,788
                                                                          ------------
Unrealized appreciation on investments and foreign currency
 transactions from the Portfolio--net                                                        6,242,708
                                                                                          ------------
Net realized and unrealized gain on investments and foreign
 currency transactions from the Portfolio                                                    7,561,496
                                                                                          ------------
Net Increase in Net Assets Resulting from Operations                                      $  8,201,919
                                                                                          ============
------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                         May 31, 1999  11  Mercury International Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Increase in Net Assets:
--------------------------------------------------------------------------------
Operations:

Investment income--net                                              $    640,423
Realized gain on investments and foreign currency transactions
 from the Portfolio--net                                               1,318,788
Unrealized appreciation on investments and foreign currency
 transactions from the Portfolio--net                                  6,242,708
                                                                    ------------
Net increase in net assets resulting from operations                   8,201,919
                                                                    ------------
--------------------------------------------------------------------------------

Capital Share Transactions (Note 4):

Net increase in net assets derived from capital share
 transactions                                                        336,459,628
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                         344,661,547
Beginning of period                                                      150,000
                                                                    ------------
End of period*                                                      $344,811,547
                                                                    ============
--------------------------------------------------------------------------------
* Undistributed investment income--net (Note 1g)                    $    368,841
                                                                    ============
+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  12  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                              For the Period October 30, 1998+ to May 31, 1999
                                              ------------------------------------------------
Increase in Net Asset Value:                  Class I      Class A       Class B       Class C
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $ 10.00      $ 10.00      $  10.00      $  10.00
                                              ------------------------------------------------
Investment income--net                            .06          .05           .01           .01
Realized and unrealized gain on investments
 and foreign currency transactions from
 the Portfolio--net                               .36          .35           .35           .35
                                              ------------------------------------------------
Total from investment operations                  .42          .40           .36           .36
                                              ------------------------------------------------
Net asset value, end of period                $ 10.42      $ 10.40      $  10.36      $  10.36
                                              ================================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share               4.20%+++     4.00%+++      3.60%+++      3.60%+++
                                              ================================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                       1.56%*       1.82%*        2.55%*        2.56%*
                                              ================================================
Investment income--net                           1.21%*        .96%*         .12%*         .14%*
                                              ================================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $33,958      $59,373      $142,434      $109,047
                                              ================================================
----------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                         May 31, 1999  13  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND
================================================================================

1     Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 30, 1998, the Fund had no operations other than those relating to organizational matters and the issuance of 15,000 capital shares of the Fund on July 29, 1998 to Mercury Asset Management International Ltd. ("Mercury International") for $150,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


                         May 31, 1999  14  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $380,682 have been reclassified between undistributed net realized capital gains and undistributed net investment income and $109,100 have been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                      Account       Distribution
                                                  Maintenance Fee        Fee
      ==========================================================================
      Class A                                          0.25%              --
      --------------------------------------------------------------------------
      Class B                                          0.25%            0.75%
      --------------------------------------------------------------------------
      Class C                                          0.25%            0.75%
      --------------------------------------------------------------------------


                         May 31, 1999  15  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period October 30, 1998 to May 31, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                            MFD          MLPF&S
      ==========================================================================
      Class I                                                $101       $766,312
      --------------------------------------------------------------------------
      Class A                                             $14,609       $450,622
      --------------------------------------------------------------------------

      For the period October 30, 1998 to May 31, 1999, MLPF&S received contingent deferred sales charges of $145,894 and $39,498 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or Trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 30, 1998 to May 31, 1999 were $339,385,515 and $4,655,396, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $336,459,628 for the period October 30, 1998 to May 31, 1999.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period October 30, 1998+
      to May 31, 1999                                    Shares    Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                      4,172,807   $ 42,867,726
      Shares redeemed                                   (916,921)    (9,645,414)
                                                      ----------   ------------
      Net increase                                     3,255,886   $ 33,222,312
                                                      ==========   ============
      --------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


                         May 31, 1999  16  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Class A Shares for the Period October 30, 1998+
to May 31, 1999                                       Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         6,270,524      $ 63,892,653
Shares redeemed                                      (566,533)       (5,972,511)
                                                 ------------------------------
Net increase                                        5,703,991      $ 57,920,142
                                                 ==============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

Class B Shares for the Period October 30, 1998+
to May 31, 1999                                      Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                        14,517,982      $146,815,939
Shares redeemed                                      (768,011)       (8,017,841)
                                                 ------------------------------
Net increase                                       13,749,971      $138,798,098
                                                 ==============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

Class C Shares for the Period October 30, 1998+
to May 31, 1999                                      Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                        11,118,122      $112,707,710
Shares redeemed                                      (592,127)       (6,188,634)
                                                 ------------------------------
Net increase                                       10,525,995      $106,519,076
                                                 ==============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


                         May 31, 1999  17  Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury International Fund
(One of the Series constituting Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury International Fund as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period from October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury International Fund as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 30, 1998 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
July 19, 1999


                         May 31, 1999  18  Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE
============================================================================================================
Belgium

Insurance           95,575   Fortis (B)                          $  3,358,156       $  3,071,183     0.9%
------------------------------------------------------------------------------------------------------------
Utilities--          6,362   Electrabel SA                          2,493,559          1,960,581     0.6
Electric & Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in Belgium           5,851,715          5,031,764     1.5
------------------------------------------------------------------------------------------------------------
Finland

Electrical &       104,846   Nokia Oyj                              5,989,045          7,472,270     2.2
Electronics
------------------------------------------------------------------------------------------------------------
                             Total Investments in Finland           5,989,045          7,472,270     2.2
------------------------------------------------------------------------------------------------------------
France

Automobiles         34,759   Valeo SA                               2,917,335          2,844,103     0.8
------------------------------------------------------------------------------------------------------------
Banking             13,785   Societe Generale 'A'                   2,091,783          2,509,408     0.7
------------------------------------------------------------------------------------------------------------
Business/           80,091   Vivendi                                6,306,983          5,942,352     1.7
Public              80,091   Vivendi (Rights) (c)                           0             82,858     0.0
Services                                                         -------------------------------------------
                                                                    6,306,983          6,025,210     1.7
------------------------------------------------------------------------------------------------------------
Energy              10,463   Elf Aquitaine SA                       1,324,388          1,517,616     0.4
Sources             41,533   Total SA 'B'                           4,766,469          5,056,331     1.5
                                                                 -------------------------------------------
                                                                    6,090,857          6,573,947     1.9
------------------------------------------------------------------------------------------------------------
Financial           10,471   Compagnie Financiere de
Services                     Paribas (CFP)                          1,222,118          1,137,988     0.3
------------------------------------------------------------------------------------------------------------
Insurance           35,095   Axa                                    4,390,294          4,052,507     1.2
------------------------------------------------------------------------------------------------------------
Leisure/            18,780   Accor SA                               4,077,716          4,615,824     1.4
Tourism
------------------------------------------------------------------------------------------------------------
Merchandising        3,703   Guilbert SA                              513,126            537,105     0.2
                    24,671   Pinault-Printemps-Redoute SA           4,298,628          4,210,069     1.2
                                                                 -------------------------------------------
                                                                    4,811,754          4,747,174     1.4
------------------------------------------------------------------------------------------------------------
Metals--            59,067   Usinor SA                                681,519            806,129     0.2
Steel
------------------------------------------------------------------------------------------------------------
                             Total Investments in France           32,590,359         33,312,290     9.6
------------------------------------------------------------------------------------------------------------
Germany

Automobiles         25,155   DaimlerChrysler AG                     2,247,744          2,175,247     0.6
------------------------------------------------------------------------------------------------------------
Banking             47,177   HypoVereinsbank                        3,576,978          2,553,738     0.7
------------------------------------------------------------------------------------------------------------
Business/            2,502   SAP AG (Systeme,
Public                       Anwendungen, Produkte
Services                     in der Datenverarbeitung)
                             (Preferred)                            1,063,934          1,002,695     0.3
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  19  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                 Shares Held/                                                           Value     Percent of
Industries       Face Amount             Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Germany (concluded)

Chemicals           51,038   Bayer AG                            $  2,087,735       $  1,989,385     0.6%
------------------------------------------------------------------------------------------------------------
Electrical &        87,068   Siemens AG                             5,720,681          5,868,601     1.7
Electronics
------------------------------------------------------------------------------------------------------------
Insurance           12,506   Allianz AG (Registered Shares)         4,326,140          3,424,018     1.0
------------------------------------------------------------------------------------------------------------
Telecom-            44,326   Mannesmann AG                          5,018,249          6,068,008     1.8
munications
------------------------------------------------------------------------------------------------------------
Transpor-           54,501   Deutsche Lufthansa AG
tation--Airlines             (Registered Shares)                    1,201,625          1,173,243     0.4
------------------------------------------------------------------------------------------------------------
Utilities--         32,673   Veba AG                                1,825,782          1,867,638     0.5
Electric & Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments
                             in Germany                            27,068,868         26,122,573     7.6
------------------------------------------------------------------------------------------------------------
Italy

Banking            702,737   Unicredito Italiano SpA                3,791,715          3,311,964     0.9
------------------------------------------------------------------------------------------------------------
Broad-           1,146,380   Seat Pagine Gialle SpA                 1,407,461          1,563,347     0.5
casting &
Publishing
------------------------------------------------------------------------------------------------------------
Business/  (euro)2,198,188   Tecnost International NV,
Public                       0%** due 6/23/2004                     2,347,215          2,315,484     0.7
Services           454,798   Tecnost SpA                            1,057,286          1,059,838     0.3
                                                                 -------------------------------------------
                                                                    3,404,501          3,375,322     1.0
------------------------------------------------------------------------------------------------------------
Energy             303,203   ENI SpA                                1,860,275          1,897,914     0.5
Sources
------------------------------------------------------------------------------------------------------------
Telecom-           727,847   Telecom Italia Mobile
munications                  (TIM) SpA                              3,827,058          3,031,811     0.9
                   391,982   Telecom Italia SpA                     2,506,190          2,134,126     0.6
                                                                 -------------------------------------------
                                                                    6,333,248          5,165,937     1.5
------------------------------------------------------------------------------------------------------------
                             Total Investments
                             in Italy                              16,797,200         15,314,484     4.4
------------------------------------------------------------------------------------------------------------
Luxembourg

Banking             37,081   Safra Republic Holdings, SA            2,480,107          2,456,616     0.7
------------------------------------------------------------------------------------------------------------
                             Total Investments
                             in Luxembourg                          2,480,107          2,456,616     0.7
------------------------------------------------------------------------------------------------------------
Netherlands

Broad-              78,072   Wolters Kluwer NV 'A'                  3,760,699          3,145,111     0.9
casting &
Publishing
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  20  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Netherlands (concluded)

Chemicals           67,110   Akzo Nobel NV                       $  2,737,766       $  2,791,172     0.8%
------------------------------------------------------------------------------------------------------------
Electrical &        54,694  +Koninklijke (Royal) Philips
Electronics                  Electronics NV                         3,714,701          4,701,018     1.4
------------------------------------------------------------------------------------------------------------
Energy              90,796   Royal Dutch Petroleum
Sources                      Company                                4,341,111          5,066,689     1.4
------------------------------------------------------------------------------------------------------------
Food &              82,716   Koninklijke Numico NV                  3,532,913          3,003,728     0.9
Household           79,332   Unilever NV 'A'                        6,754,829          5,285,008     1.5
Products                                                         -------------------------------------------
                                                                   10,287,742          8,288,736     2.4
------------------------------------------------------------------------------------------------------------
Insurance           82,867   ING Groep NV                           4,552,244          4,438,046     1.3
------------------------------------------------------------------------------------------------------------
                             Total Investments in the
                             Netherlands                           29,394,263         28,430,772     8.2
------------------------------------------------------------------------------------------------------------
Spain

Banking            190,503   Banco Santander Central
                             Hispano, SA                            3,663,582          3,981,513     1.2
------------------------------------------------------------------------------------------------------------
Telecom-            90,433   Telefonica, SA                         4,099,787          4,345,224     1.3
munications          1,969   Telefonica, SA (New Shares)                    0             94,609     0.0
                                                                 -------------------------------------------
                                                                    4,099,787          4,439,833     1.3
------------------------------------------------------------------------------------------------------------
                             Total Investments in Spain             7,763,369          8,421,346     2.5
------------------------------------------------------------------------------------------------------------
Sweden

Appliances &       220,495   Electrolux AB 'B'                      3,565,291          4,281,331     1.2
Household
Durables
------------------------------------------------------------------------------------------------------------
Electrical &       100,902   ABB AB 'A'                             1,091,900          1,376,739     0.4
Electronics        162,473   Telefonaktiebolaget LM
                             Ericsson 'B'                           4,051,620          4,348,403     1.3
                                                                 -------------------------------------------
                                                                    5,143,520          5,725,142     1.7
------------------------------------------------------------------------------------------------------------
                             Total Investments in Sweden            8,708,811         10,006,473     2.9
------------------------------------------------------------------------------------------------------------
Switzerland

Banking             16,394   Credit Suisse Group
                             (Registered Shares)                    2,623,162          2,856,285     0.8
                     9,420   UBS AG (Registered Shares)             2,789,579          2,737,436     0.8
                                                                 -------------------------------------------
                                                                    5,412,741          5,593,721     1.6
------------------------------------------------------------------------------------------------------------
Business/            6,516   Adecco SA
Public Services              (Registered Shares)                    2,809,110          3,422,935     1.0
------------------------------------------------------------------------------------------------------------
Food &               1,336   Nestle SA (Registered Shares)          2,703,532          2,411,124     0.7
Household
Products
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  21  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Switzerland (concluded)

Health &             3,125   Novartis AG
Personal Care                (Registered Shares)                 $  5,869,784       $  4,552,926     1.3%
                       401   Roche Holding AG                       4,858,717          4,260,460     1.3
                                                                 -------------------------------------------
                                                                   10,728,501          8,813,386     2.6
------------------------------------------------------------------------------------------------------------
Telecom-             6,946   Swisscom AG
munications                  (Registered Shares)                    2,541,583          2,511,703     0.7
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Switzerland                           24,195,467         22,752,869     6.6
------------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace &        385,963   British Aerospace PLC                  3,004,900          2,544,631     0.7
Military
Technology
------------------------------------------------------------------------------------------------------------
Banking            143,541   Barclays PLC                           3,183,673          4,350,830     1.3
                   403,988   Lloyds TSB Group PLC                   5,336,191          5,336,641     1.5
                                                                 -------------------------------------------
                                                                    8,519,864          9,687,471     2.8
------------------------------------------------------------------------------------------------------------
Beverages &        249,706   British American Tobacco PLC           2,268,896          2,269,031     0.6
Tobacco            255,671   Diageo PLC                             2,788,745          2,687,582     0.8
                                                                 -------------------------------------------
                                                                    5,057,641          4,956,613     1.4
------------------------------------------------------------------------------------------------------------
Broad-             380,937   Reed International PLC                 3,063,901          2,775,301     0.8
casting &
Publishing
------------------------------------------------------------------------------------------------------------
Energy             344,168   BP Amoco PLC                           5,319,566          6,155,584     1.8
Sources
------------------------------------------------------------------------------------------------------------
Health &            85,919   AstraZeneca Group PLC                  3,560,349          3,413,199     1.0
Personal           238,054   Glaxo Wellcome PLC                     7,772,279          6,678,135     1.9
Care               271,136   SmithKline Beecham PLC                 3,569,025          3,533,924     1.0
                                                                 -------------------------------------------
                                                                   14,901,653         13,625,258     3.9
------------------------------------------------------------------------------------------------------------
Insurance          180,269   Allied Zurich PLC                      2,450,150          2,297,628     0.7
                   171,465   CGU PLC                                2,642,096          2,503,894     0.7
                                                                 -------------------------------------------
                                                                    5,092,246          4,801,522     1.4
------------------------------------------------------------------------------------------------------------
Merchan-            78,135   Dixons Group PLC                       1,361,551          1,402,480     0.4
dising              86,985   Kingfisher PLC                         1,239,083          1,092,655     0.3
                   178,758   Marks & Spencer PLC                    1,271,871          1,127,736     0.3
                   876,227   Tesco PLC                              2,489,939          2,549,979     0.8
                                                                 -------------------------------------------
                                                                    6,362,444          6,172,850     1.8
------------------------------------------------------------------------------------------------------------
Mining              18,000  +Anglo American PLC                       912,452            817,485     0.2
------------------------------------------------------------------------------------------------------------
Recreation &       186,636   EMI Group PLC                          1,128,290          1,316,397     0.4
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  22  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
============================================================================================================
United Kingdom (concluded)

Telecom-           292,601   British Telecommunications
munications                  PLC                                 $  4,749,022       $  4,877,217     1.4%
                   276,183   Cable & Wireless PLC                   3,475,685          3,405,127     1.0
                   321,750   Vodafone Group PLC                     5,334,846          6,125,563     1.8
                                                                 -------------------------------------------
                                                                   13,559,553         14,407,907     4.2
------------------------------------------------------------------------------------------------------------
Transpor-          233,994   The Peninsular and Oriental
tation--                     Steam Navigation Company               2,608,121          3,417,001     1.0
Shipping
------------------------------------------------------------------------------------------------------------
Utilities--        611,520   BG PLC                                 3,803,102          3,360,987     1.0
Electric &         202,992   National Grid Group PLC                1,645,431          1,378,131     0.4
Gas                                                              -------------------------------------------
                                                                    5,448,533          4,739,118     1.4
------------------------------------------------------------------------------------------------------------
                             Total Investments in the
                             United Kingdom                        74,979,164         75,417,138    21.8
------------------------------------------------------------------------------------------------------------
                             Total Investments in Europe          235,818,368        234,738,595    68.0
------------------------------------------------------------------------------------------------------------

LATIN AMERICA
============================================================================================================
Brazil

Banking             11,200   Uniao de Bancos Brasileiros
                             SA (Unibanco) (GDR) (b)                  307,497            252,700     0.1
------------------------------------------------------------------------------------------------------------
Beverages &         21,600   Companhia Cervejaria
Tobacco                      Brahma SA PN (Preferred)
                             (ADR) (a)                                249,992            221,400     0.1
------------------------------------------------------------------------------------------------------------
Energy              24,600   Companhia Paranaense de
Sources                      Energia SA (Copel) (ADR) (a)             202,861            184,500     0.0
------------------------------------------------------------------------------------------------------------
Telecom-             5,600   Tele Centro Sul Participacoes
munications                  SA (ADR) (a)                             337,748            302,400     0.1
                     9,400   Telesp Celular Participacoes
                             SA (ADR) (a)                             245,164            219,138     0.0
                    11,300   Telesp Participacoes SA
                             (ADR) (a)                                287,984            247,188     0.1
                                                                 -------------------------------------------
                                                                      870,896            768,726     0.2
------------------------------------------------------------------------------------------------------------
                             Total Investments in Brazil            1,631,246          1,427,326     0.4
------------------------------------------------------------------------------------------------------------
Mexico

Beverages &         12,300   Fomento Economico Mexicano,
Tobacco                      SA de CV (ADR) (a)                       482,919            410,513     0.1
------------------------------------------------------------------------------------------------------------
Broad-              22,000  +Grupo Televisa, SA de CV
casting &                    (GDR) (b)                                988,071            919,875     0.3
Publishing
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  23  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
LATIN AMERICA (concluded)
============================================================================================================
Mexico (concluded)

Telecom-            15,100   Telefonos de Mexico, SA
munications                  de CV (ADR) (a)                     $  1,222,274       $  1,207,056     0.3%
------------------------------------------------------------------------------------------------------------
                             Total Investments in Mexico            2,693,264          2,537,444     0.7
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Latin America                          4,324,510          3,964,770     1.1
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
============================================================================================================
Australia

Banking            318,000   Colonial Limited                       1,143,810          1,137,955     0.3
                   120,000   Commonwealth Bank of
                             Australia                              1,787,941          1,933,554     0.6
                                                                 -------------------------------------------
                                                                    2,931,751          3,071,509     0.9
------------------------------------------------------------------------------------------------------------
Beverages &        609,000   Foster's Brewing Group
Tobacco                      Limited                                1,632,901          1,729,090     0.5
------------------------------------------------------------------------------------------------------------
Business/           34,000   Brambles Industries Limited              988,468            909,063     0.3
Public Services
------------------------------------------------------------------------------------------------------------
Electrical &       488,000   Telstra Corporation Limited            2,225,474          2,419,912     0.7
Electronics
------------------------------------------------------------------------------------------------------------
Merchan-           137,000   Coles Myer Limited                       737,127            718,168     0.2
dising
------------------------------------------------------------------------------------------------------------
Metals/            110,000   Rio Tinto Limited                      1,539,110          1,547,183     0.4
Non--Ferrous
------------------------------------------------------------------------------------------------------------
Recreation &       110,000   TABCORP Holdings Limited                 790,751            767,115     0.2
Other Consumer
Goods
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Australia                             10,845,582         11,162,040     3.2
------------------------------------------------------------------------------------------------------------
Hong Kong

Banking             23,000   HSBC Holdings PLC                        609,684            750,451     0.2
                    87,203   HSBC Holdings PLC (GBP)                2,608,078          2,912,136     0.9
                                                                 -------------------------------------------
                                                                    3,217,762          3,662,587     1.1
------------------------------------------------------------------------------------------------------------
Industrial--       219,000   Hutchison Whampoa Limited              1,797,466          1,821,705     0.5
Components
------------------------------------------------------------------------------------------------------------
Telecom-           128,800   Hong Kong
munications                  Telecommunications Ltd.                  258,830            296,502     0.1
------------------------------------------------------------------------------------------------------------
Transpor-          770,000   Cathay Pacific Airways                 1,164,987          1,171,782     0.3
tation--
Airlines
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  24  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Hong Kong (concluded)

Utilities--      1,213,100   Hong Kong and China Gas
Electric &                   Company Ltd.                        $  1,690,021       $  1,720,931     0.5%
Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Hong Kong                              8,129,066          8,673,507     2.5
------------------------------------------------------------------------------------------------------------
Japan

Appliances &        69,000   Matsushita Electric Industrial
Household                    Company, Ltd.                          1,165,149          1,251,947     0.4
Durables            23,000   Sony Corporation                       1,852,668          2,164,706     0.6
                                                                 -------------------------------------------
                                                                    3,017,817          3,416,653     1.0
------------------------------------------------------------------------------------------------------------
Automobiles         43,000   Honda Motor Co., Ltd.                  1,597,243          1,767,026     0.5
                    80,000   Toyota Motor Corporation               2,376,528          2,187,241     0.7
                                                                 -------------------------------------------
                                                                    3,973,771          3,954,267     1.2
------------------------------------------------------------------------------------------------------------
Banking            123,000   The Bank of Tokyo-Mitsubishi,
                             Ltd.                                   1,368,600          1,650,870     0.5
                   110,000   The Sanwa Bank, Ltd.                     956,769          1,069,925     0.3
                   122,000   The Sumitomo Bank, Ltd.                1,413,645          1,478,757     0.4
                                                                 -------------------------------------------
                                                                    3,739,014          4,199,552     1.2
------------------------------------------------------------------------------------------------------------
Beverages &            185   Japan Tobacco, Inc.                    1,752,847          1,854,598     0.5
Tobacco
------------------------------------------------------------------------------------------------------------
Building           150,000   Sekisui Chemical Co., Ltd.               896,127            929,577     0.3
Materials &
Components
------------------------------------------------------------------------------------------------------------
Chemicals          395,000   Asahi Chemical Industry
                             Co., Ltd.                              1,832,528          2,146,810     0.6
                   246,000   Mitsui Chemicals Inc.                  1,153,009          1,251,400     0.4
                   370,000   Toray Industries, Inc.                 1,788,578          1,799,420     0.5
                                                                 -------------------------------------------
                                                                    4,774,115          5,197,630     1.5
------------------------------------------------------------------------------------------------------------
Data               135,000   Fujitsu Limited                        1,605,082          2,259,321     0.7
Processing &
Reproduction
------------------------------------------------------------------------------------------------------------
Electrical &       222,000   Hitachi Ltd.                           1,388,021          1,635,112     0.5
Electronics            161   NTT Data Corporation                     737,169          1,072,444     0.3
                                                                 -------------------------------------------
                                                                    2,125,190          2,707,556     0.8
------------------------------------------------------------------------------------------------------------
Electronic         107,000   Alpine Electronics                     1,229,165          1,223,364     0.4
Components/         16,000   Fujitsu Support and Service
Instruments                  Inc. (FSAS)                              963,473          1,855,841     0.5
                    31,000   Murata Manufacturing Co.,
                             Ltd.                                   1,872,284          1,713,090     0.5
                                                                 -------------------------------------------
                                                                    4,064,922          4,792,295     1.4
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  25  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Japan (concluded)

Energy             252,000   Mitsui Mining & Smelting
Sources                      Co., Ltd.                           $  1,294,198       $  1,196,321     0.3%
------------------------------------------------------------------------------------------------------------
Financial          141,000   The Nomura Securities
Services                     Co., Ltd.                              1,216,534          1,408,832     0.4
------------------------------------------------------------------------------------------------------------
Food &              77,000   Kao Corporation                        1,649,291          2,117,978     0.6
Household
Products
------------------------------------------------------------------------------------------------------------
Health &            41,000   Takeda Chemical Industries             1,405,874          1,824,109     0.5
Personal Care
------------------------------------------------------------------------------------------------------------
Industrial--       174,000   Minebea Company Ltd.                   1,693,988          1,732,792     0.5
Components
------------------------------------------------------------------------------------------------------------
Insurance           91,000   The Tokio Marine & Fire
                             Insurance Co. Ltd.                     1,045,405            995,195     0.3
------------------------------------------------------------------------------------------------------------
Machinery &         63,000   Komori Corporation                     1,230,653          1,077,838     0.3
Engineering        662,000   Sumitomo Heavy
                             Industries, Ltd.                       1,552,659          1,535,708     0.5
                                                                 -------------------------------------------
                                                                    2,783,312          2,613,546     0.8
------------------------------------------------------------------------------------------------------------
Merchan-            71,000   JUSCO Co., Ltd.                        1,180,026          1,347,059     0.4
dising              27,000   Tokyo Electron Limited                 1,144,309          1,492,046     0.4
                                                                 -------------------------------------------
                                                                    2,324,335          2,839,105     0.8
------------------------------------------------------------------------------------------------------------
Metals--           875,000   Nippon Steel Corporation               1,613,102          1,841,342     0.5
Steel
------------------------------------------------------------------------------------------------------------
Real Estate        154,000   Mitsubishi Estate Company,
                             Limited                                1,491,996          1,467,274     0.4
------------------------------------------------------------------------------------------------------------
Recreation &        14,000   Nintendo Company Ltd.                  1,220,667          1,647,059     0.5
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------
Telecom-                58   NTT Mobile Communication
munications                  Network, Inc.                          2,284,613          3,176,305     0.9
                       490   Nippon Telegraph & Telephone
                             Corporation (NTT)                      4,260,498          4,790,389     1.4
                                                                 -------------------------------------------
                                                                    6,545,111          7,966,694     2.3
------------------------------------------------------------------------------------------------------------
Textiles &          24,000   World Co., Ltd.                        1,335,085          1,457,498     0.4
Apparel
------------------------------------------------------------------------------------------------------------
Utilities--         90,000   Tokyo Electric Power                   2,067,291          1,964,789     0.6
Electric &
Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in Japan            53,635,074         60,383,983    17.5
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  26  Mercury International Fund

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Singapore

Broad-             105,000   Singapore Press
casting &                    Holdings Ltd.                       $  1,355,894       $  1,436,938     0.4%
Publishing
------------------------------------------------------------------------------------------------------------
Transpor-          102,000   Singapore Airlines Ltd.
tation--                     'Foreign'                                883,303            910,873     0.3
Airlines
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Singapore                              2,239,197          2,347,811     0.7
------------------------------------------------------------------------------------------------------------
South Korea

Banking             44,000   Kookmin Bank (GDR) (b) (d)               608,960            627,000     0.2
------------------------------------------------------------------------------------------------------------
Electronic          11,800   Samsung Electronics
Components/                  (GDR) (b) (d)                            489,582            435,420     0.1
Instruments
------------------------------------------------------------------------------------------------------------
Metals--            18,000   Pohang Iron & Steel Company
Steel                        Ltd. (ADR) (a)                           467,955            455,625     0.1
------------------------------------------------------------------------------------------------------------
Telecom-             2,500  +Korea Telecom Corporation
munications                  (ADR) (a)                                 68,900             79,531     0.0
------------------------------------------------------------------------------------------------------------
Utilities--         36,000   Korea Electric Power
Electric &                   Corporation (ADR) (a)                    558,972            614,250     0.2
Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             South Korea                            2,194,369          2,211,826     0.6
------------------------------------------------------------------------------------------------------------
Taiwan

Data                18,700   Siliconware Precision
Processing &                 Industries Company (GDR) (b)             198,594            207,570     0.0
Reproduction        23,000  +Taiwan Semiconductor
                             Manufacturing Company Ltd.
                             (ADR) (a)                                549,410            602,313     0.2
                                                                 -------------------------------------------
                                                                      748,004            809,883     0.2
------------------------------------------------------------------------------------------------------------
Electrical &        16,600  +Winbond Electronics
Electronics                  Corporation (GDR) (b)                    195,714            187,580     0.1
------------------------------------------------------------------------------------------------------------
Metals--            15,200   China Steel Corp. (GDR) (b)              252,168            201,400     0.1
Steel
------------------------------------------------------------------------------------------------------------
                             Total Investments in Taiwan            1,195,886          1,198,863     0.4
------------------------------------------------------------------------------------------------------------


                         May 31, 1999  27  Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                 In US Dollars
                                                                  ------------------------------------------
                    Shares                                                              Value     Percent of
Industries           Held                Investments                 Cost             (Note 1a)   Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
============================================================================================================
Thailand

Banking            103,000  +Thai Farmers Bank Public
                             Company Limited 'Foreign'           $    283,267       $    283,028     0.1%
------------------------------------------------------------------------------------------------------------
Business/           28,000  +Advanced Info Service Public
Public                       Company Limited 'Foreign'                315,187            340,948     0.1
Services
------------------------------------------------------------------------------------------------------------
                             Total Investments in Thailand            598,454            623,976     0.2
------------------------------------------------------------------------------------------------------------
                             Total Investments in the
                             Pacific Basin/Asia                    78,837,628         86,602,006    25.1
------------------------------------------------------------------------------------------------------------
                             Total Investments                   $318,980,506        325,305,371    94.2
                                                                 ============
                             Time Deposit*                                            13,974,000     4.0

                             Other Assets Less Liabilities                             6,094,749     1.8
                                                                                    ------------------------
                             Net Assets                                             $345,374,120   100.0%
                                                                                    ========================
------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
*     Time deposit bears interest at 4.75% and matures on 6/01/1999.
**    As of May 31, 1999, the coupon rate has not been determined.
(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
(c)   The rights may be exercised until 6/07/1999.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.

                         May 31, 1999  28  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$318,980,506) (Note 1a)                  $325,305,371
Foreign cash (Note 1c)                                                              1,267,611
Time deposit (Note 1c)                                                             13,974,000
Receivables:
 Securities sold                                                  $ 10,721,752
 Dividends                                                           1,522,102
 Contributions                                                       1,238,130
 Interest                                                                1,844     13,483,828
                                                                  ------------
Other assets                                                                           27,040
                                                                                 ------------
Total assets                                                                      354,057,850
                                                                                 ------------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
 Securities purchased                                                7,650,131
 Withdrawals                                                           552,946
 Investment adviser (Note 2)                                           202,507      8,405,584
                                                                  ------------
Accrued expenses and other liabilities                                                278,146
                                                                                 ------------
Total liabilities                                                                   8,683,730
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $345,374,120
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $339,131,408
Unrealized appreciation on investments and foreign currency
 transactions--net                                                                  6,242,712
                                                                                 ------------
Net assets                                                                       $345,374,120
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                         May 31, 1999  29  Mercury International Fund

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Investment Income (Notes 1d & 1e):

Dividends (net of $480,131 foreign withholding tax)                          $ 3,263,960
Interest and discount earned                                                   1,472,938
                                                                             -----------
Total income                                                                   4,736,898
                                                                             -----------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees (Note 2)                             $ 1,312,369
Custodian fees                                                    229,333
Accounting services (Note 2)                                       65,779
Trustees' fees and expenses                                        24,854
Offering costs                                                     15,000
Professional fees                                                   5,000
Pricing fees                                                          588
Other                                                               1,574
                                                              -----------
Total expenses                                                                 1,654,497
                                                                             -----------
Investment income--net                                                         3,082,401
                                                                             -----------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net
(Notes 1b, 1c, 1e & 3):

Realized gain (loss) from:
 Investments--net                                               1,699,470
 Foreign currency transactions--net                              (380,682)     1,318,788
                                                              -----------
Unrealized appreciation/depreciation on:
 Investments--net                                               6,324,865
 Foreign currency transactions--net                               (82,153)     6,242,712
                                                              --------------------------
Net realized and unrealized gain on investments and foreign
 currency transactions                                                         7,561,500
                                                                             -----------
Net Increase in Net Assets Resulting from Operations                         $10,643,901
                                                                             ===========
----------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                         May 31, 1999  30  Mercury International Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Increase in Net Assets:
--------------------------------------------------------------------------------
Operations:

Investment income--net                                              $  3,082,401
Realized gain on investments and foreign currency transactions--net 1,318,788 Unrealized appreciation on investments and foreign currency
 transactions--net                                                     6,242,712
                                                                    ------------
Net increase in net assets resulting from operations                  10,643,901
                                                                    ------------
--------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions        334,730,219
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                         345,374,120
Beginning of period                                                           --
                                                                    ------------
End of period                                                       $345,374,120
                                                                    ============
--------------------------------------------------------------------------------
+     Commencement of operations.

      See Notes to Financial Statements.


                         May 31, 1999  31  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================
The following ratios have been derived from information         For the Period
provided in the financial statements.                          October 30, 1998+
                                                                to May 31, 1999
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                   .95%*
                                                                   ===========
Investment income--net                                                    1.76%*
                                                                   ===========
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                           $   345,374
                                                                   ===========
Portfolio turnover                                                       24.19%
                                                                   ===========
--------------------------------------------------------------------------------
*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                         May 31, 1999  32  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is


                         May 31, 1999  33  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will


                         May 31, 1999  34  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.75% of the average daily value of the Portfolios' net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 30, 1998 to May 31, 1999 were $378,850,865 and $61,569,829, respectively.


                         May 31, 1999  35  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains (losses) for the period October 30, 1998 to May 31, 1999 and net unrealized gains (losses) as of May 31, 1999 were as follows:

                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
      --------------------------------------------------------------------------
      Long-term investments                       $ 1,699,470      $ 6,324,865
      Foreign currency transactions                  (380,682)         (82,153)
                                                  ----------------------------
      Total                                       $ 1,318,788      $ 6,242,712
                                                  ============================
      --------------------------------------------------------------------------

      As of May 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $5,659,341, of which $22,032,403 related to appreciated securities and $16,373,062 related to depreciated securities. At May 31, 1999, the aggregate cost of investments for Federal income tax purposes was $319,646,030.

4     Commitments:

      At May 31, 1999, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $473,000 and $1,876,000, respectively.


                         May 31, 1999  36  Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Mercury Master International Portfolio
(One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master International Portfolio, including the schedule of investments, as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period from October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master International Portfolio as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 30, 1998 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
July 19, 1999


                         May 31, 1999  37  Mercury International Fund

PORTFOLIO INFORMATION (UNAUDITED)

WORLDWIDE INVESTMENTS AS OF MAY 31, 1999
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
Nokia Oyj                                                                2.2%
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                       1.9
--------------------------------------------------------------------------------
BP Amoco PLC                                                             1.8
--------------------------------------------------------------------------------
Vodafone Group PLC                                                       1.8
--------------------------------------------------------------------------------
Mannesmann AG                                                            1.8
--------------------------------------------------------------------------------
Vivendi                                                                  1.7
--------------------------------------------------------------------------------
Siemens AG                                                               1.7
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                                                     1.5
--------------------------------------------------------------------------------
Unilever NV 'A'                                                          1.5
--------------------------------------------------------------------------------
Total SA 'B'                                                             1.5
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Telecommunications                                                      12.4%
--------------------------------------------------------------------------------
Banking                                                                 12.2
--------------------------------------------------------------------------------
Electrical & Electronics                                                 8.6
--------------------------------------------------------------------------------
Health & Personal Care                                                   7.0
--------------------------------------------------------------------------------
Insurance                                                                6.1
--------------------------------------------------------------------------------
Energy Sources                                                           5.9
--------------------------------------------------------------------------------
Business/Public Services                                                 4.4
--------------------------------------------------------------------------------
Merchandising                                                            4.2
--------------------------------------------------------------------------------
Utilities--Electric & Gas                                                3.8
--------------------------------------------------------------------------------
Food & Household Products                                                3.7
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
================================================================================
United Kingdom                                                          21.8%
--------------------------------------------------------------------------------
Japan                                                                   17.5
--------------------------------------------------------------------------------
France                                                                   9.6
--------------------------------------------------------------------------------
Netherlands                                                              8.2
--------------------------------------------------------------------------------
Germany                                                                  7.6
--------------------------------------------------------------------------------
Switzerland                                                              6.6
--------------------------------------------------------------------------------
Italy                                                                    4.4
--------------------------------------------------------------------------------
Australia                                                                3.2
--------------------------------------------------------------------------------
Sweden                                                                   2.9
--------------------------------------------------------------------------------
Hong Kong                                                                2.5
--------------------------------------------------------------------------------


                         May 31, 1999  38  Mercury International Fund

PORTFOLIO INFORMATION (UNAUDITED)
(CONCLUDED)

PORTFOLIO CHANGES FOR THE QUARTER ENDED MAY 31, 1999
================================================================================

Additions
--------------------------------------------------------------------------------
Advanced Info Service Public Company Limited 'Foreign'
--------------------------------------------------------------------------------
Anglo American PLC
--------------------------------------------------------------------------------
Brambles Industries Limited
--------------------------------------------------------------------------------
Cathay Pacific Airways
--------------------------------------------------------------------------------
China Steel Corp. (GDR)
--------------------------------------------------------------------------------
Coles Myer Limited
--------------------------------------------------------------------------------
Compagnie Financiere de Paribas (CFP)
--------------------------------------------------------------------------------
Companhia Cervejaria Brahma SA PN (Preferred) (ADR)
--------------------------------------------------------------------------------
Companhia Paranaense de Energia SA (Copel) (ADR)
--------------------------------------------------------------------------------
Fomento Economico Mexicano, SA de CV (ADR)
--------------------------------------------------------------------------------
Grupo Televisa, SA de CV (GDR)
--------------------------------------------------------------------------------
JUSCO Co., Ltd.
--------------------------------------------------------------------------------
Kingfisher PLC
--------------------------------------------------------------------------------
Kookmin Bank (GDR)
--------------------------------------------------------------------------------
Korea Electric Power Corporation (ADR)
--------------------------------------------------------------------------------
Korea Telecom Corporation (ADR)
--------------------------------------------------------------------------------
Mitsui Chemicals Inc.
--------------------------------------------------------------------------------
Mitsui Mining & Smelting Co., Ltd.
--------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.
--------------------------------------------------------------------------------
Pohang Iron & Steel Company, Ltd. (ADR)
--------------------------------------------------------------------------------
Safra Republic Holdings, SA
--------------------------------------------------------------------------------
Samsung Electronics (GDR)
--------------------------------------------------------------------------------
Seat Pagine Gialle SpA
--------------------------------------------------------------------------------
Siliconware Precision Industries Company (GDR)
--------------------------------------------------------------------------------
Sumitomo Heavy Industries, Ltd.
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)
--------------------------------------------------------------------------------

Additions (concluded)
================================================================================
Tecnost SpA
--------------------------------------------------------------------------------
Tele Centro Sul Participacoes SA (ADR)
--------------------------------------------------------------------------------
Telefonica, SA (New Shares)
--------------------------------------------------------------------------------
Telefonos de Mexico, SA de CV (ADR)
--------------------------------------------------------------------------------
Telesp Celular Participacoes SA (ADR)
--------------------------------------------------------------------------------
Telesp Participacoes SA (ADR)
--------------------------------------------------------------------------------
Thai Farmers Bank Public Company Limited 'Foreign'
--------------------------------------------------------------------------------
Toyota Motor Corporation
--------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA (Unibanco) (GDR)
--------------------------------------------------------------------------------
Winbond Electronics Corporation (GDR)
--------------------------------------------------------------------------------
World Co., Ltd.
--------------------------------------------------------------------------------

Deletions
================================================================================
Aoyamma Trading Co., Ltd.
--------------------------------------------------------------------------------
Australian Gas Light Company Limited
--------------------------------------------------------------------------------
Bridgestone Corporation
--------------------------------------------------------------------------------
Endesa, SA
--------------------------------------------------------------------------------
Nichii Gakkan Company
--------------------------------------------------------------------------------
Panafon Hellenic Telecom Co.
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc. (Depositary Shares)
--------------------------------------------------------------------------------
Rohm Company Ltd.
--------------------------------------------------------------------------------
Sanofi SA
--------------------------------------------------------------------------------
Scottish and Southern Energy PLC
--------------------------------------------------------------------------------
Telecom Corporation of New Zealand Limited
--------------------------------------------------------------------------------
Wacoal Corp.
--------------------------------------------------------------------------------
Woolworths Limited
--------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
--------------------------------------------------------------------------------


                         May 31, 1999  39  Mercury International Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            MERCINTL--5/99